SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited)	6 Months Ended
Jun. 30, 2013
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION [Abstract]
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION

NOTE 14 - SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION  (UNAUDITED)

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There are numerous  uncertainties  inherent in  estimating  quantities of proved crude  oil  and  natural  gas  reserves.  Crude  oil  and  natural  gas  reserve engineering is a subjective process of estimating  underground  accumulations of crude oil and natural gas that cannot be precisely measured. The accuracy of any reserve  estimate  is a  function  of  the  quality  of  available  data  and of engineering  and geological  interpretation  and judgment.  Results of drilling,

testing  and  production  subsequent  to the date of the  estimate  may  justify revision of such estimate.  Accordingly,  reserves estimates are often different from the quantities of crude oil and natural gas that are ultimately recovered.

Proved oil and gas reserves are the estimated  quantities of crude oil,  natural gas, and natural gas liquids which  geological and engineering  data demonstrate with  reasonable  certainty  to  be  recoverable  in  future  years  from  known reservoirs under existing economic and operating conditions;  i.e., prices using the  12-month  historical  first of month  average  and costs as of the date the estimate was made for all periods  presented.  Prices include  consideration  of changes in existing prices provided only by contractual arrangements, but not on escalations based upon future conditions.

Proved  developed  oil and gas reserves are reserves  that can be expected to be recovered through existing wells with existing  equipment and operating methods.

Additional oil and gas expected to be obtained  through the application of fluid injection or other improved  recovery  techniques for  supplementing the natural forces  and  mechanisms  of  primary  recovery  should be  included  as  "proved developed reserves" only after testing by a pilot project or after the operation of an installed program has confirmed through production response that increased recovery will be achieved.

Proved  undeveloped  oil and gas reserves  are reserves  that are expected to be recovered  from new wells on undrilled  acreage,  or from existing wells where a relatively major expenditure is required for recompletion. Reserves on undrilled acreage shall be limited to those drilling  units  offsetting  productive  units that are  reasonably  certain of production  when drilled.  Proved  reserves for other  undrilled  units can be claimed  only where it can be  demonstrated  with certainty  that there is continuity of production  from the existing  productive formation.  Under no  circumstances  should  estimates  for  proved  undeveloped reserves  be  attributable  to any  acreage  for which an  application  of fluid injection or other  improved  recovery  technique is  contemplated,  unless such techniques  have been proved  effective  by actual  tests in the area and in the same reservoir.

"Prepared"  reserves are those  quantities of reserves which were prepared by an independent  petroleum  consultant.  "Audited"  reserves are those quantities of revenues  which were  estimated  by the  Company's  employees  and audited by an independent  petroleum  consultant.  An audit is an  examination  of a company's proved  oil and gas  reserves  and net  cash  flow by an  independent  petroleum consultant  that is  conducted  for the purpose of  expressing  an opinion as to whether such  estimates,  in aggregate,  are reasonable and have been determined using  methods  and  procedures  widely  accepted  within  the  industry  and in accordance with SEC rules.

Estimates of the Company's crude oil and natural gas reserves and present values at June30,  2013 were  prepared by the Company  using the  estimates of Five Jab

Inc.'s'  crude oil and natural gas reserves  and present  values at December 31,

2012 prepared by Ralph E. Davis Associates, Inc., independent reserve engineers,

and rolled forward for oil and gas operations and activity  incurred by Five Jab

Inc. during the six months ended June 30, 2013.

ESTIMATED QUANTITIES OF PROVED OIL AND GAS RESERVES

Estimated  quantities  of proved  crude oil and natural gas reserves at June 30,

2013 and December  31, 2012 and changes in the  reserves  during the periods are shown  below (in  thousands).  These  reserve  estimates  have been  prepared in compliance with Securities and Exchange Commission regulations using the average price during the 12-month  period,  determined as an  unweighted  average of the first-day-of-the-month for each month.

                                                                 Oil               Natural Gas               Total

                                                               (MBbls)                (MMcf)               (Mboe) (1)

                                                           -----------------     -----------------      -----------------

Estimated proved reserves at March 28, 2012                               -                     -                      -

   Purchase of proved reserves                                            -                     -                      -

   Production                                                             -                     -                      -

                                                           -----------------     -----------------      -----------------

Estimated proved reserves at December 31, 2012                            -                     -                      -

   Purchase of proved reserves [2]                                      179                    10                    180

   Production                                                             -                     -                      -

                                                           -----------------     -----------------      -----------------

Estimated proved reserves at June 30, 2013:                             179                    10                    180

                                                           =================     =================      =================

Proved developed reserves:

   December 31, 2012                                                      -                     -                      -

   June 30, 2013                                                        179                    10                    180

Proved undeveloped reserves:

   December 31, 2012                                                      -                     -                      -

   June 30, 2013                                                          -                     -                      -

Base pricing, before adjustments for contractual

   differentials:                                      $/BBL WTI SPOT [WSJ]      $/MMBTU NYMEX

   June 30, 2013                                                    $106.53                 $4.08

---------------------------------

[1]  Mboe is based on a ratio of 6 Mcf to 1 barrel.

[2]  Effective  June 30,  2013,  37.5% WI in proved  properties  was acquired by

     Three Forks Inc.

STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS

Information  with respect to the standardized  measure of discounted  future net cash flows relating to proved  reserves is summarized  below.  The price used to estimate the  reserves is held  constant  over the life of the  reserve.  Future production  and  development  costs are derived based on current costs  assuming continuation of existing economic conditions.

The  discounted  future net cash flows related to proved oil and gas reserves at

June 30, 2013 and December 31, 2012 (in thousands):

                                              June 30,             December 31,

                                                2013                   2012

                                           ---------------      ---------------

Future cash inflows                        $       14,185       $            -

Less future costs:

   Production                                       3,822                    -

   Development                                        623                    -

   Income taxes                                     3,396                    -

                                           ---------------      ---------------

Future net cash flows                               6,344                    -

                 10% discount factor               (3,371)                   -

                                           ---------------      ---------------

Standardized measure  of discounted

   future net cash flows                   $        2,973       $            -

                                           ===============      ===============

Estimated future development costs         $          623       $            -

                                           ===============      ===============

CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS

The following  summarizes  the principal  sources of change in the  standardized measure of discounted  future net cash flows during the six months ended June30,

2013 and the period  March 28, 2012  (inception)  through  December 31, 2012 (in thousands):

                                                             For the Period

                                For the Six Months           March 28, 2012

                                     Ended                (inception) through

                                 June 30, 2013             Decmeber 31, 2012

                             -----------------------    ------------------------

Beginning of the period      $                    -     $                     -

Purchase of proved

 reserves                                     2,973                           -

Sales of oil and natural

 gas produced during

 the period, net of

 production costs                                 -                           -

                             -----------------------    ------------------------

End of period                $                2,973     $                     -

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